SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Summarizes Underlying Assumptions
Dividend Yield	0%
Expected volatility	31%
Risk free interest rate	2.48%
Expected life	2 years
Weighted average exercise price	$0.17
Price per share	$0.52
Grant date fair value of each option	$0.36

Dividend Yield	0%
Expected volatility	29.67%-30.2%
Risk free interest rate	2.21%- 2.28%
Expected life	5.5-7 years
Weighted average exercise price	$0.17
Price per share	$0.52
Grant date weighted average fair value per option	$0.38

Dividend Yield	0%
Expected volatility	29.3%-29.86%
Risk free interest rate	1.8%-1.85%
Expected life	5.12-6 years
Weighted average exercise price	$0.21
Price per share	$0.52
Grant date weighed average fair value of an option	$0.34

Dividend Yield	0%
Expected volatility	39.4%-37%
Risk free interest rate	0.35%-0.48%
Expected life	5.5-7 years
Weighted average exercise price	$0.17
Price per share	$1.5

Dividend Yield	0%
Expected volatility	39%-42%
Risk free interest rate	0.42%-0.64%
Expected life	5.13-7 years
Weighted average exercise price	$17
Price per share	$17

Dividend Yield	0%
Expected volatility	38%
Risk free interest rate	0.9%
Expected life	5.33 years
Weighted average exercise price	$57.6
Price per share	$57.6

Schedule of Option Activities
	2021		2020		2019
	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number

Outstanding at January 1,	2.02	1,708,020	1.48	1,632,220	1.56	1,113,218
Granted during the year	57.56	15,000	9.92	111,129	1.40	524,867
Exercised during the year	1.5	(581,240)	1.40	(12,473)	-	-
Forfeited during the year	1.88	(7,894)	1.73	(22,856)	1.81	(5,865)
Outstanding at December 31,	3.03	1,133,886	2.02	1,708,020	1.48	1,632,220

Vested and exercisable at December 31,	2.00	798,262	1.52	1,203,456	1.48	1,045,076